Financial assets and liabilities at fair value (Details) - SEK (kr) kr in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	kr 286,851	kr 258,657
Carrying amount of financial liabilities	271,730	243,353
Surplus value (+) /Deficit value (-), financial assets	5,859	5,304
Surplus value (+) /Deficit value (-) financial liabilities	1,766	956
Fair value
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	292,710	263,961
Carrying amount of financial liabilities	273,496	244,309
Borrowing from credit institutions
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	3,939	2,317
Borrowing from credit institutions | Fair value
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	3,939	2,317
Senior securities issued
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	244,554	222,516
Surplus value (+) /Deficit value (-) financial liabilities	1,757	949
Senior securities issued | Fair value
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	246,311	223,465
Derivatives
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	21,001	16,480
Derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	21,001	16,480
Subordinated securities issued
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	2,236	2,040
Surplus value (+) /Deficit value (-) financial liabilities	9	7
Subordinated securities issued | Fair value
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	2,245	2,047
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	5,348	1,231
Cash and cash equivalents | Fair value
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	5,348	1,231
Treasuries/government bonds
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	3,505	4,382
Treasuries/government bonds | Fair value
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	3,505	4,382
Other interest-bearing securities except loans
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	43,644	39,807
Other interest-bearing securities except loans | Fair value
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	43,644	39,807
Loans in the form of interest-bearing securities
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	40,060	41,125
Surplus value (+) /Deficit value (-), financial assets	1,160	1,227
Loans in the form of interest-bearing securities | Fair value
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	41,220	42,352
Loans to credit institutions
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	24,951	23,198
Surplus value (+) /Deficit value (-), financial assets	135	253
Loans to credit institutions | Fair value
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	25,086	23,451
Loans to the public
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	158,548	141,111
Surplus value (+) /Deficit value (-), financial assets	4,564	3,824
Loans to the public | Fair value
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	163,112	144,935
Derivatives
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	10,795	7,803
Derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial assets	kr 10,795	kr 7,803